Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
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Revenues and Adjusted EBITDA by Segment

	Year ended December 31,

	2021	2020
Revenues
Legal Professionals	2,712	2,535
Corporates	1,449	1,367
Tax & Accounting Professionals	906	836
Reuters News	674	628
Global Print	609	620
Eliminations/Rounding	(2)	(2)
Revenues	6,348	5,984

Adjusted EBITDA
Legal Professionals	1,091	1,001
Corporates	502	460
Tax & Accounting Professionals	373	330
Reuters News	103	73
Global Print	226	242
Total reportable segments adjusted EBITDA	2,295	2,106
Corporate costs	(325)	(131)
Fair value adjustments (see note 5)	8	10
Depreciation	(177)	(184)
Amortization of computer software	(474)	(485)
Amortization of other identifiable intangible assets	(119)	(123)
Other operating gains, net	34	736
Operating profit	1,242	1,929
Net interest expense	(196)	(195)
Other finance income	8	30
Share of post-tax earnings (losses) in equity method investments	6,240	(544)
Tax expense	(1,607)	(71)
Earnings from continuing operations	5,687	1,149

Schedule of Other Required Segment Data

	Additions to Capital Assets (1) and Goodwill

	December 31,
	2021	2020
Legal Professionals	206	382
Corporates	118	119
Tax & Accounting Professionals	90	100
Reuters News	28	28
Global Print	8	22
Reportable segments	450	651
Corporate assets	186	52
Total	636	703
(1) Capital assets include property and equipment, computer software and other identifiable intangible assets.

Summary of geographical information

Geographic Information	Non-Current Assets (1)
	December 31,
	2021	2020
U.S.	12,717	7,209
Canada (country of domicile)	1,047	1,034
Other	174	191
Americas (North America, Latin America, South America)	13,938	8,434
U.K.	1,454	1,544
Other	1,951	1,930
EMEA (Europe, Middle East and Africa)	3,405	3,474
Asia Pacific	125	126
Total	17,468	12,034
(1)
Non-current
assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.

Summary of Revenues by Classes of Similar Products or Services
Revenues by Classes of Similar Products or Services
The following table sets forth revenues by major type:

	Year ended December 31,

	2021	2020
Electronic, software & services	5,739	5,364
Global Print	609	620
Total	6,348	5,984